Cover	Jul. 28, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Entity File Number	001-41177
Entity Registrant Name	PROFUSA, INC.
Entity Central Index Key	0001859807
Entity Tax Identification Number	86-3437271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	626 Bancroft Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	925
Local Phone Number	997-6925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PFSA
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Allerton Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
Security Exchange Name	NASDAQ